UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04521

T. Rowe Price State Tax-Free Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: February 28

Date of reporting period: February 28, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
February 28, 2023
Annual Report
T. ROWE PRICE
Maryland Tax-Free Funds
For more insights from T. Rowe Price investment professionals, go to
troweprice.com .

T. ROWE PRICE Maryland Tax-Free Funds
HIGHLIGHTS
The tax-exempt bond market experienced a significant downturn amid a surge in
Treasury yields during the 12-month period ended February 28, 2023.
The Maryland Tax-Free Bond Fund and the Maryland Short-Term Tax-Free Bond
Fund produced negative results over the 12-month period. The Maryland Tax-Free
Money Fund produced positive results as money market rates increased.
Maryland is rated AAA with a stable outlook by all three of the major credit rating agencies.
The market downturn has pushed municipal yields to their highest levels in more than a decade, offering investors more attractive income potential and some cushion against a further rise in rates.
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE Maryland Tax-Free Funds
Market Commentary

Dear Shareholder
Nearly all major global stock and bond indexes declined during your fund’s fiscal year, the 12-month period ended February 28, 2023, as investors contended with persistently high inflation, tightening financial conditions, and slowing economic and corporate earnings growth. The downturn was most pronounced in the first half of the period, with many sectors partially rebounding over the final six months as recession fears receded somewhat.
For the 12-month period, value shares declined but generally outperformed growth stocks as rising interest rates put downward pressure on growth stock valuations. European equities outperformed most other regions, and emerging markets stocks generally underperformed shares in developed markets. Meanwhile, most currencies weakened versus the U.S. dollar over the period, which weighed on returns for U.S. investors in international securities.
Within the S&P 500 Index, energy was a bright spot, gaining more than 20%
as oil prices jumped in response to Russia’s invasion of Ukraine and concerns over supply shortages. Conversely, communication services and consumer discretionary shares suffered the largest declines.
Elevated inflation remained a leading concern for investors throughout the period, although there were signs that price increases were moderating by period-end. January’s consumer price index data (the latest available in our reporting period) showed a headline inflation rate of 6.4% on a 12-month basis, the lowest level since October 2021 but still well above the Federal Reserve’s 2%
long-term target.
In response to the high inflation readings, the Fed raised its short-term lending benchmark from near zero in March 2022 to a target range of 4.50% to 4.75%
by the end of the period, the highest since 2007. The Fed stepped down to a
25-basis-point increase in February after a series of historically large 75-basis-
point hikes in 2022, but policymakers indicated that further rate increases are needed to curb inflation.
Bond yields increased considerably across the U.S. Treasury yield curve as the
Fed tightened monetary policy, with the yield on the benchmark 10-year note climbing from 1.83% at the start of the period to 3.92% at the end of February.
Significant inversions in the yield curve, which are often considered a warning sign of a coming recession, occurred during the period as shorter-maturity
Treasuries experienced the largest yield increases. The sharp increase in yields led to historically weak results across the fixed income market. Municipal bonds were pressured by higher Treasury yields, but the tax-free sector held

T. ROWE PRICE Maryland Tax-Free Funds

up better than Treasuries during the period. Although municipals experienced outflows, a drop in new issuance amid higher borrowing costs provided technical support.
As the period came to an end, the economic backdrop appeared mixed.
Corporate earnings declined 4.6% in the fourth quarter for the year-over-
year period, according to FactSet, the first decline in earnings since the third quarter of 2020. However, the U.S. jobs market remained resilient, with the unemployment rate reaching its lowest level since 1969, and corporate and household balance sheets appeared strong. Moreover, China’s decision near the end of 2022 to ease its strict pandemic-related restrictions spurred hopes that the reopening of the world’s second-largest economy would boost global growth.
While the U.S. economy has so far managed to avoid a recession, we believe that volatility may continue in the near term as central banks tighten policy amid slowing economic growth. However, in our view, there continue to be opportunities for selective investors focused on fundamentals. Valuations in most global equity markets have improved, while bond yields have reached some of the most attractive levels since the 2008 global financial crisis.
We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that have the potential to add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Maryland Tax-Free Funds
Management’s Discussion of Fund Performance

MARYLAND TAX-FREE MONEY FUND
INVESTMENT OBJECTIVE
The fund seeks to provide preservation of capital, liquidity, and, consistent with these objectives, the highest level of income exempt from federal and Maryland state and local income taxes.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The Maryland Tax-Free Money Fund returned 1.11% for the 12 months ended February 28, 2023, compared with 1.28% for the Lipper Other States
Tax-Exempt Money Market Funds Average. (Returns for I Class shares may vary slightly, reflecting their different fee structure. Past performance cannot guarantee future results .)
What factors influenced the
fund’s performance?
Tax-free money market
yields rose during the
12-month period in response
to interest rate hikes by the
Federal Reserve to fight
high inflation. Substantial
outflows from municipal
bond funds industrywide
added upward pressure on
yields, as portfolio managers
were occasionally forced to sell meaningful amounts of short-maturity holdings to satisfy redemptions.
Coupled with a generally light supply of municipal securities on primary dealers’ balance sheets, below-average issuance levels helped to mitigate these technical strains, with solid fiscal conditions for most municipalities and higher borrowing costs keeping many issuers on the sidelines.
In this environment, AAA rated one-year municipal yields climbed to 3.03%
from 0.81% over the reporting period, while yields on securities with seven-day maturities rose to 3.37% from 0.20%.
PERFORMANCE COMPARISON
Total Return
Periods Ended 2/28/23 6 Months 12 Months
Maryland Tax-Free Money
Fund –
.
0.93% 1.11%
Maryland Tax-Free Money
Fund–
.
I  Class 1.02 1.27
Lipper Other States Tax-
Exempt Money Market
Funds Average 1.02 1.28

T. ROWE PRICE Maryland Tax-Free Funds

How is the fund positioned?
The portfolio’s weighted average maturity (WAM) shortened from 38 days to 34 days by the end of the 12-month period. The fund’s WAM decreased heading into the beginning of 2023 as seasonal effects and rich valuations prevented us from finding compelling opportunities farther out on the yield curve. However, as tax season approaches, we can extend the WAM again should valuations turn more attractive in the municipal money market sector. Variable rate demand notes, which are very short-maturity (one to seven day) securities, represented the portfolio’s largest position in absolute terms at the end of the period.
Credit quality continues to play a significant part in our security selection. At the end of the period, our largest sector allocations were to housing and health care revenue debt as well as local general obligation securities. Some prominent positions in the portfolio included Johns Hopkins Hospital, Trinity Health,
Harford County, and Anne Arundel County. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)
What is portfolio
management’s outlook?
Recent market stress has
called into question the Fed’s
ability to continue raising
interest rates in its effort
to curb inflation. How the
central bank balances a desire
to prevent market volatility
with its need to stop inflation
will likely be the driving
force on short-term rates
and the fund’s positioning in
coming months.
We are pursuing a strategy
that, in our view, will
allow the fund to take
advantage of higher yields
on longer maturities while
still maintaining adequate flexibility through short-term holdings to respond quickly to changes in the market outlook. As always, we remain committed to managing a high-quality, diversified portfolio focused on liquidity and stability of principal, which we deem of utmost importance to our shareholders.
PORTFOLIO DIVERSIFICATION
Maryland Tax-Free Money Fund
Percent of Net Assets
8/31/22 2/28/23
Housing 25.8% 27.5%
General Obligation–Local 19.0  22.3
Health Care 22.1  18.8
Education 7.1  8.7
Water and Sewer 8.7  8.4
General Obligation–State 3.2  4.9
Transportation 3.5  4.0
Special Tax 4.7  2.7
Other Assets 5.9  2.7
Total 100.0% 100.0%
Historical weightings reflect current industry/sector
classifications.

T. ROWE PRICE Maryland Tax-Free Funds

MARYLAND SHORT-TERM TAX-FREE BOND FUND
INVESTMENT OBJECTIVE
The fund seeks to provide the highest level of income exempt from federal and
Maryland state and local income taxes consistent with modest fluctuation in principal value.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The Maryland Short-Term Tax-Free Bond Fund returned -0.94% for the 12 months ended February 28, 2023, underperforming the Lipper Short Municipal
Debt Funds Average, which returned -0.74%. (Returns for I Class shares varied slightly, reflecting their different fee structure. Past performance cannot guarantee future results .)
What factors influenced the
fund’s performance?
Shorter-maturity municipal
bonds faced headwinds
from higher Treasury
yields and industrywide
outflows during the
12-month period, but they
significantly outperformed
longer-term municipals.
Relative to the national benchmark, interest rate management aided the fund’s results, due primarily to our positioning on the yield curve. Our overweight to five-year maturities was beneficial as yields in that portion of the curve increased less than yields at the front end of the curve. However, the portfolio’s longer overall duration position relative to our peers held back results versus our Lipper peer group average.
The fund also benefited from allocations within the revenue sector, including an overweight to continuing care retirement communities (CCRCs) and student housing. Meanwhile, security selection produced mixed results.
Selection in the prerefunded sector contributed. However, security selection in the revenue sector was an offsetting factor as our positions in CCRCs and hospitals underperformed.
PERFORMANCE COMPARISON
Total Return
Periods Ended 2/28/23 6 Months 12 Months
Maryland Short-Term Tax-
Free Bond Fund –
.
0.24% -0.94%
Maryland Short-Term Tax-
Free Bond Fund–
.
I  Class 0.29 -0.84
Lipper Short Municipal
Debt Funds Average 0.57 -0.74

T. ROWE PRICE Maryland Tax-Free Funds

How is the fund positioned?
We continue to favor revenue bonds over general obligation (GO) debt in the portfolio, reflecting our preference for bonds backed by dedicated revenue streams, which typically offer higher yields than other areas of the municipal market. However, it has been challenging to find opportunities in revenue debt in Maryland in the short- to intermediate-term municipal market. As a result, local GO bonds represented the fund’s largest allocation at the sector level at the end of the period.
Within the revenue sector, the health care segment represents our largest position in absolute terms and relative to the benchmark. While hospitals could face challenges in the near term from continued cost pressures, we believe that large hospital systems with strong balance sheets and effective management teams should be able to successfully navigate this environment.
Notable purchases during the period included bonds from the University of
Maryland Medical System as well as Anne Arundel County water and sewer bonds. We also held a position in bonds from Puerto Rico, which provide income that is tax-exempt in all 50 states. The commonwealth’s GO debt successfully exited bankruptcy in March 2022, and we believe the fundamental backdrop for the island’s debt is solid. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)
The fund remains a high-quality portfolio, with about 60% of its assets invested in AAA or AA securities. During the market downturn, we were focused on increasing yield in the portfolio, primarily through highly rated securities.

T. ROWE PRICE Maryland Tax-Free Funds

What is portfolio
management’s outlook?
Municipal bonds, like most
areas of fixed income,
struggled considerably last
year in the face of inflation
pressures and aggressive
monetary tightening by the
Fed. While this environment
delivered disappointing
performance results to
bondholders, it also pushed
yields to their highest levels
in more than a decade,
offering investors more
attractive income potential
and some cushion against a
further rise in rates.
Despite substantial
macroeconomic headwinds,
the market’s credit
fundamentals remained generally strong, thanks to pandemic-era federal aid and improved fiscal management by some of the most challenged municipal bond issuers. These factors, in our view, should help buffer credit ratings in a recession if one transpires. Within that context, credit spreads unsurprisingly widened in 2022 as economic growth slowed, with some sectors experiencing more material weakness in their credit profiles. We expect spreads to widen further if the economy contracts, potentially increasing opportunities to identify mispriced bonds through in-depth credit research.
This backdrop of higher yields, wider credit spreads, and generally solid fundamentals should, in our view, draw investors back to the municipal market in 2023. While we see potential for industrywide outflows to persist until interest rate volatility shows a more sustained moderation, we ultimately anticipate constructive technical conditions over the near term, bolstered by expected coupon reinvestments and below-average issuance levels.
Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard & Poor’s
nomenclature. A rating of AAA represents the highest-
rated securities, and a rating of D represents the lowest-
rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price
uses the rating of the underlying investment vehicle to
determine the creditworthiness of credit default swaps.
The fund is not rated by any agency.
CREDIT QUALITY DIVERSIFICATION
Maryland Short-Term Tax-Free Bond Fund

T. ROWE PRICE Maryland Tax-Free Funds

In navigating this complex investment landscape, we are taking a selective approach toward bond structures and maintaining an emphasis on bottom-up credit factors. As always, we are striving to stay risk aware and disciplined in our investment process, which we believe will serve the fund’s shareholders well over time.
MARYLAND TAX-FREE BOND FUND
INVESTMENT OBJECTIVE
The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal and Maryland state and local income taxes by investing primarily in investment-grade Maryland municipal bonds.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The Maryland Tax-Free Bond Fund returned -6.44% for the 12 months ended
February 28, 2023, underperforming the Lipper Maryland Municipal Debt
Funds Average, which
returned -6.16%. (Returns
for I Class shares varied
slightly, reflecting their
different fee structure. Past
performance cannot guarantee
future results .)
What factors influenced the
fund’s performance?
The tax-exempt bond market
faced a historically difficult period over the past 12 months amid elevated volatility in Treasury yields, and the sharp rise in interest rates also weighed on your fund’s total return. The market stabilized somewhat over the past six months, although continued uncertainty about the path of interest rates limited the recovery.
PERFORMANCE COMPARISON
Total Return
Periods Ended 2/28/23 6 Months 12 Months
Maryland Tax-Free Bond
Fund –
.
0.08% -6.44%
Maryland Tax-Free Bond
Fund–
.
I  Class 0.11 -6.27
Lipper Maryland Municipal
Debt Funds Average 0.08 -6.16

T. ROWE PRICE Maryland Tax-Free Funds

Relative to our national benchmark, the fund’s structural underweight to general obligation bonds and an overweight to revenue-backed debt, as well as allocations within the revenue subsectors, hampered results. Overweights to continuing care retirement communities (CCRCs) and, to a lesser extent, hospitals hurt performance as credit spreads in these sectors widened.
In terms of interest rate management, our longer relative duration detracted from performance amid the rising rate environment. Our overweight in bonds with maturities of 20 years and longer also was a negative factor. We have had a longtime preference for these securities because of their attractive risk/return characteristics, but they were among the weakest performers during the past 12 months as longer-term yields increased.
Security selection in the revenue sector contributed to relative performance, led by our positioning in bonds in the CCRC and housing segments, and security selection in the revenue sector also added value.
How is the fund positioned?
Within the revenue sector, health care remained our largest allocation at period-end and represented about 26% of the fund’s net assets. While hospitals could face challenges in the near term from continued cost pressures, we believe that large hospital systems with strong balance sheets and effective management teams should be able to successfully navigate this environment.
The fund also maintained a significant allocation to revenue-backed education and transportation bonds along with high-quality local general obligation bonds. We increased our allocations to the education and housing sectors since our last report six months ago. The portfolio’s purchases included education bonds from Stevenson University, housing bonds from Morgan State University and Bowie State University, and Purple Line bonds in the transportation sector.
We also held a position in bonds from Puerto Rico, which provide income that is tax-exempt in all 50 states. The commonwealth’s GO debt successfully exited bankruptcy in March 2022, and we believe the fundamental backdrop for the island’s debt is solid. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)

T. ROWE PRICE Maryland Tax-Free Funds

About 44% of the portfolio
consisted of AAA and AA
rated bonds at period-
end, but we continue to
overweight A and BBB
rated debt. We believe these
lower-rated investment-grade
segments are an area where
our credit research team
can help us find appropriate
investment opportunities
that offer incremental
risk-adjusted yield. We
also maintain a position in
below investment-grade and
unrated bonds.
Maryland’s credit rating was
unchanged during the period.
Maryland is rated AAA with
a stable outlook by all three
of the major rating agencies.
Wes Moore, who won the
Maryland gubernatorial election in November 2022, proposed a $63 billion budget in January, which maintained a rainy day fund of $2.5 billion, or 10% of general fund revenues. Through the first seven months of fiscal year (FY) 2023, general fund revenues are expected to grow 2% year over year. However, the
FY2023 total general fund revenue estimate in March was downwardly revised by 0.3% from the December estimate.
Maryland has a long history of responsible stewardship and prudent financial management, but, unfavorably, the state’s pension system was only funded at 82% on an actuarial basis according to the most recent data. Maryland is currently funding its actuarially required contribution, but this has not always been the case. Although net pension liability growth has slowed, Maryland still faces heavy unfunded liabilities for its pension plans compared with other AAA rated states. We are closely monitoring Maryland’s progress in this regard.
Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard & Poor’s
nomenclature. A rating of AAA represents the highest-
rated securities, and a rating of D represents the lowest-
rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price
uses the rating of the underlying investment vehicle to
determine the creditworthiness of credit default swaps.
The fund is not rated by any agency.
CREDIT QUALITY DIVERSIFICATION
Maryland Tax-Free Bond Fund

T. ROWE PRICE Maryland Tax-Free Funds

What is portfolio management’s outlook?
Municipal bonds, like most areas of fixed income, struggled considerably last year in the face of inflation pressures and aggressive monetary tightening by the Fed. While this environment delivered disappointing performance results to bondholders, it also pushed yields to their highest levels in more than a decade, offering investors more attractive income potential and some cushion against a further rise in rates.
Despite substantial macroeconomic headwinds, the market’s credit fundamentals remained generally strong, thanks to pandemic-era federal aid and improved fiscal management by some of the most challenged municipal bond issuers. These factors, in our view, should help buffer credit ratings in a recession if one transpires. Within that context, credit spreads unsurprisingly widened in 2022 as economic growth slowed, with some sectors experiencing more material weakness in their credit profiles. We expect spreads to widen further if the economy contracts, potentially increasing opportunities to identify mispriced bonds through in-depth credit research.
This backdrop of higher yields, wider credit spreads, and generally solid fundamentals should, in our view, draw investors back to the municipal market in 2023. While we see potential for industrywide outflows to persist until interest rate volatility shows a more sustained moderation, we ultimately anticipate constructive technical conditions over the near term, bolstered by expected coupon reinvestments and below-average issuance levels.
In navigating this complex investment landscape, we are taking a selective approach toward bond structures and maintaining an emphasis on bottom-up credit factors. As always, we are striving to stay risk aware and disciplined in our investment process, which we believe will serve the fund’s shareholders well over time.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE Maryland Tax-Free Funds

RISKS OF INVESTING IN A RETAIL MONEY MARKET FUND
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time .
RISKS OF INVESTING IN FIXED INCOME SECURITIES
Bonds are subject to interest rate risk (the decline in bond prices that usually accompanies a rise in interest rates) and credit risk (the chance that any fund holding could have its credit rating downgraded or that a bond issuer will default by failing to make timely payments of interest or principal), potentially reducing the fund’s income level and share price. The fund is less diversified than one investing nationally. Some income may be subject to state and local taxes and the federal alternative minimum tax.
BENCHMARK INFORMATION
Note: Bloomberg
®
, the Bloomberg 1–3 Year Municipal Bond Index, and the
Bloomberg Municipal Bond Index are service marks of Bloomberg Finance
L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the index (collectively, “Bloomberg”) and have been licensed for use for certain purposes by T. Rowe Price. Bloomberg is not affiliated with T. Rowe Price, and Bloomberg does not approve, endorse, review, or recommend its products. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to its products.
Note: Copyright © 2023 Fitch Ratings, Inc., Fitch Ratings Ltd. and
its subsidiaries.
Note: Portions of the mutual fund information contained in this report was supplied by Lipper, a Refinitiv Company, subject to the following:
Copyright 2023 © Refinitiv. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

T. ROWE PRICE Maryland Tax-Free Funds

Note: © 2023, Moody’s Corporation, Moody’s Investors Service, Inc., Moody’s
Analytics, Inc. and/or their licensors and affiliates (collectively, “Moody’s”).
All rights reserved. Moody’s ratings and other information (“Moody’s
Information”) are proprietary to Moody’s and/or its licensors and are protected by copyright and other intellectual property laws. Moody’s Information is licensed to Client by Moody’s. MOODY’S INFORMATION MAY NOT BE
COPIED OR OTHERWISE REPRODUCED, REPACKAGED, FURTHER
TRANSMITTED, TRANSFERRED, DISSEMINATED, REDISTRIBUTED
OR RESOLD, OR STORED FOR SUBSEQUENT USE FOR ANY SUCH
PURPOSE, IN WHOLE OR IN PART, IN ANY FORM OR MANNER OR BY
ANY MEANS WHATSOEVER, BY ANY PERSON WITHOUT MOODY’S
PRIOR WRITTEN CONSENT. Moody's
®
is a registered trademark.
Note: Copyright © 2023, S&P Global Market Intelligence (and its affiliates, as applicable). Reproduction of any information, data or material, including ratings ("Content") in any form is prohibited except with the prior written permission of the relevant party. Such party, its affiliates and suppliers
("Content Providers") do not guarantee the accuracy, adequacy, completeness, timeliness or availability of any Content and are not responsible for any errors
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obtained from the use of such Content. In no event shall Content Providers be liable for any damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with any use of the Content. A reference to a particular investment or security, a rating or any observation concerning an investment that is part of the Content is not a recommendation to buy, sell or hold such investment or security, does not address the appropriateness of an investment or security and should not be relied on as investment advice. Credit ratings are statements of opinions and are not statements of fact.
BENCHMARK INFORMATION (continued)

T. ROWE PRICE Maryland Tax-Free Funds

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
MARYLAND TAX-FREE MONEY FUND
Note: Performance for the I Class shares will vary due to their differing fee structure. See the
Average Annual Compound Total Return table.
AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 2/28/23 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
Maryland Tax-Free Money Fund –
.
1.11% 0.69% 0.39% – –
Maryland Tax-Free Money Fund–
.
I  Class 1.27 0.75 – 0.74% 7/6/17
This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results. When assessing performance, investors should consider both short-
and long-term returns.

T. ROWE PRICE Maryland Tax-Free Funds

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
MARYLAND SHORT-TERM TAX-FREE BOND FUND
Note: Performance for the I Class shares will vary due to their differing fee structure. See the
Average Annual Compound Total Return table.

T. ROWE PRICE Maryland Tax-Free Funds

AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 2/28/23 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
Maryland Short-Term Tax-Free
Bond Fund –
.
-0.94% 0.58% 0.50% – –
Maryland Short-Term Tax-Free
Bond Fund–
.
I  Class -0.84 0.67 – 0.58% 7/6/17
This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.
Past performance cannot guarantee future results. When assessing performance, investors should consider both short- and long-term returns.

T. ROWE PRICE Maryland Tax-Free Funds

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
MARYLAND TAX-FREE BOND FUND
Note: Performance for the I Class shares will vary due to their differing fee structure. See the
Average Annual Compound Total Return table.

T. ROWE PRICE Maryland Tax-Free Funds

AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 2/28/23 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
Maryland Tax-Free Bond Fund –
.
-6.44% 1.25% 1.93% – –
Maryland Tax-Free Bond Fund–
.
I  Class -6.27 1.35 – 1.33% 7/6/17
This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.
Past performance cannot guarantee future results. When assessing performance, investors should consider both short- and long-term returns.

T. ROWE PRICE Maryland Tax-Free Funds

EXPENSE RATIOS
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has two share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, and the I Class shares are also available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Maryland Tax-Free Money Fund 0.65%
Maryland Tax-Free Money Fund–I Class 0.49
Maryland Short-Term Tax-Free Bond Fund 0.67
Maryland Short-Term Tax-Free Bond Fund–I Class 0.56
Maryland Tax-Free Bond Fund 0.49
Maryland Tax-Free Bond Fund–I Class 0.40
The expense ratios shown are as of the funds’ most recent prospectus. These numbers may vary from the expense ratios shown elsewhere in this report because they are based on a different time period and, if applicable, include acquired fund fees and expenses but do not include fee or expense waivers.

T. ROWE PRICE Maryland Tax-Free Funds

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
MARYLAND TAX-FREE MONEY FUND
Beginning
Account Value
9/1/22
Ending
Account Value
2/28/23
Expenses Paid
During Period*
9/1/22 to 2/28/23
Investor Class
Actual $1,000.00 $1,009.30 $2.04
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.76   2.06
I Class
Actual   1,000.00   1,010.20   1.20
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.60   1.20
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.41%, and
the
2
I Class was 0.24%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Maryland Tax-Free Funds

MARYLAND SHORT-TERM TAX-FREE BOND FUND
Beginning
Account Value
9/1/22
Ending
Account Value
2/28/23
Expenses Paid
During Period*
9/1/22 to 2/28/23
Investor Class
Actual $1,000.00 $1,002.40 $2.63
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.17   2.66
I Class
Actual   1,000.00   1,002.90   2.19
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.61   2.21
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.53%, and
the
2
I Class was 0.44%.
MARYLAND TAX-FREE BOND FUND
Beginning
Account Value
9/1/22
Ending
Account Value
2/28/23
Expenses Paid
During Period*
9/1/22 to 2/28/23
Investor Class
Actual $1,000.00 $1,000.80 $2.43
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.36   2.46
I Class
Actual   1,000.00   1,001.10   2.08
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.71   2.11
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.49%, and
the
2
I Class was 0.42%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Maryland Tax-Free Funds

QUARTER-END RETURNS
Periods
Ended
12/31/22
SEC Yield
(7-Day
Simple)
abc
SEC Yield
(7-Day
Simple)–
Unsubsidized
...... 1
Year
.... 5
Years
.... 10
Years
Since
Inception
Inception
Date
Maryland Tax-
Free Money
Fund –
.
2.89% 2.67% 0.77% 0.64% 0.36% – –
Maryland Tax-
Free Money
Fund–
.
I  Class 3.06 2.89 0.90 0.71 – 0.70% 7/6/17
Maryland
Short-Term
Tax-Free Bond
Fund –
.
– – -2.03 0.57 0.55 – –
Maryland
Short-Term
Tax-Free Bond
Fund–
.
I  Class – – -1.93 0.67 – 0.59 7/6/17
Maryland
Tax-Free Bond
Fund –
.
– – -9.75 0.84 1.94 – –
Maryland
Tax-Free Bond
Fund–
.
I  Class – – -9.58 0.94 – 1.23 7/6/17
The funds’ performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website
(troweprice.com) or contact a T. Rowe Price representative at 1-800-225-5132 or, for
2
I Class
shares, 1-800-638-8790.
This table provides returns net of expenses through the most recent calendar quarter-end rather than through the end of the funds’ fiscal period. It shows how the funds would have performed each year if their actual (or cumulative) returns for the periods shown had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns. A money fund’s yield more closely represents its current earnings than does the total return.
a
Through June 30, 2023, T. Rowe Price Associates, Inc., has agreed to waive a portion of its management fee in order to limit the fund’s management fee to 0.28% of the fund’s average daily net assets. Details are available in the fund’s prospectus.
b
The fund operates under contractual expense limitations that expire on June 30, 2023. Please see the prospectus for more details.

T. ROWE PRICE Maryland Tax-Free Funds

c
In an effort to maintain a zero or positive net yield for the fund, T. Rowe Price has voluntarily waived all or a portion of the management fee it is entitled to receive from the fund. This voluntary waiver is in addition to any contractual expense ratio limitation in effect for the fund and may be amended or terminated at any time without prior notice. A fee waiver has the effect of increasing the fund’s net yield; without it, the fund’s 7-day yield would have been lower.
Please see the prospectus for more details.
QUARTER-END RETURNS (continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
202304-2689292 C12-050 4/23

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
February 28, 2023
Annual Report
| Financial Statements
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRMDX Maryland Short-Term Tax-
Free Bond Fund –
.
TRMUX Maryland Short-Term Tax-
Free Bond Fund–
.
I Class

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
2/28/23 2/28/22 2/28/21 2/29/20 2/28/19
NET ASSET VALUE
Beginning of period $ 5 .14 $ 5 .22 $ 5 .25 $ 5 .18 $ 5 .16
Investment activities
Net investment income
(1)(2)
0 .05 0 .03 0 .06 0 .07 0 .06
Net realized and unrealized gain/
loss ( 0 .10 ) ( 0 .08 ) ( 0 .03 ) 0 .07 0 .02
Total from investment activities ( 0 .05 ) ( 0 .05 ) 0 .03 0 .14 0 .08
Distributions
Net investment income ( 0 .05 ) ( 0 .03 ) ( 0 .06 ) ( 0 .07 ) ( 0 .06 )
NET ASSET VALUE
End of period $ 5 .04 $ 5 .14 $ 5 .22 $ 5 .25 $ 5 .18
Ratios/Supplemental Data
Total return
(2)(3)
( 0 .94 ) % ( 0 .93 ) % 0 .51% 2 .70% 1 .60%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0 .74% 0 .67% 0 .64% 0 .64% 0 .65%
Net expenses after waivers/
payments by Price Associates 0 .53% 0 .53% 0 .53% 0 .53% 0 .54%
Net investment income 1 .02% 0 .61% 1 .09% 1 .32% 1 .19%
Portfolio turnover rate 53 .0% 37 .2% 22 .8% 30 .3% 36 .7%
Net assets, end of period (in
thousands) $67,098 $73,668 $122,627 $121,545 $124,394
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 5 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
2/28/23 2/28/22 2/28/21 2/29/20 2/28/19
NET ASSET VALUE
Beginning of period $ 5 .15 $ 5 .23 $ 5 .26 $ 5 .19 $ 5 .17
Investment activities
Net investment income
(1)(2)
0 .06 0 .04 0 .06 0 .07 0 .07
Net realized and unrealized gain/
loss ( 0 .10 ) ( 0 .08 ) ( 0 .03 ) 0 .07 0 .02
Total from investment activities ( 0 .04 ) ( 0 .04 ) 0 .03 0 .14 0 .09
Distributions
Net investment income ( 0 .06 ) ( 0 .04 ) ( 0 .06 ) ( 0 .07 ) ( 0 .07 )
NET ASSET VALUE
End of period $ 5 .05 $ 5 .15 $ 5 .23 $ 5 .26 $ 5 .19
Ratios/Supplemental Data
Total return
(2)(3)
( 0 .84 ) % ( 0 .83 ) % 0 .61% 2 .79% 1 .69%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0 .58% 0 .56% 0 .55% 0 .55% 0 .55%
Net expenses after waivers/
payments by Price Associates 0 .44% 0 .43% 0 .44% 0 .44% 0 .44%
Net investment income 1 .11% 0 .69% 1 .18% 1 .41% 1 .32%
Portfolio turnover rate 53 .0% 37 .2% 22 .8% 30 .3% 36 .7%
Net assets, end of period (in
thousands) $91,688 $93,268 $41,836 $48,092 $45,615
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 5 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund
February 28, 2023

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 99.1%
ALABAMA 0.1%
Wilsonville Ind. Dev. Board, Series D, VRDN, 2.70%, 1/1/24  200 200
200
DISTRICT OF COLUMBIA 0.7%
Washington Metropolitan Area Transit Auth., Series A, 5.00%,
7/15/24  1,000 1,024
1,024
MARYLAND 95.5%
Anne Arundel County Consolidated Special Taxing Dist., Villages
of Dorchester & Farmington Village, 5.00%, 7/1/24  500 503
Anne Arundel County, Consolidated General Improvements, GO,
5.00%, 10/1/24  610 628
Anne Arundel County, Consolidated General Improvements, GO,
5.00%, 4/1/25  1,000 1,040
Anne Arundel County, Consolidated General Improvements, GO,
5.00%, 4/1/26  1,730 1,838
Anne Arundel County, Consolidated General Improvements, GO,
5.00%, 10/1/26  1,090 1,148
Anne Arundel County, Consolidated Water & Sewer, GO, 5.00%,
4/1/24  1,860 1,897
Anne Arundel County, Consolidated Water & Sewer, GO, 5.00%,
10/1/26  1,740 1,868
Baltimore City, Convention Center Hotel, 5.00%, 9/1/23  1,550 1,546
Baltimore City, Harbor Point, Series A, 2.70%, 6/1/23  (1) 100 99
Baltimore City, Harbor Point, Series A, 2.75%, 6/1/24  (1) 190 185
Baltimore City, Harbor Point, Series A, 2.80%, 6/1/25  (1) 125 119
Baltimore City, Harbor Point, Series A, 2.85%, 6/1/26  (1) 135 126
Baltimore City, Wastewater Project, Series D, 5.00%, 7/1/23  1,015 1,021
Baltimore City, Water Project, Series A, 5.00%, 7/1/23  400 402
Baltimore County, Consolidated Public Improvement, GO, 5.00%,
8/1/26  1,625 1,705
Baltimore County, Consolidated Public Improvement, Series 2022,
GO, 5.00%, 3/1/27  275 298
Baltimore County, Metropolitan Dist., 79th Issue, GO, 5.00%,
3/1/23  125 125
Baltimore County, Metropolitan Dist., 80th Issue, GO, 5.00%,
3/1/27  1,000 1,084
Baltimore County, Metropolitan Dist., 83rd Issue, GO, 5.00%,
3/1/23  200 200
Baltimore County, Oak Crest Village, 5.00%, 1/1/24  200 202
Baltimore County, Oak Crest Village, 5.00%, 1/1/25  35 36
Baltimore County, Oak Crest Village, 5.00%, 1/1/29  380 393
Baltimore County, Riderwood Village, 4.00%, 1/1/24  1,520 1,520

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Charles County, Consolidated Public Improvement, GO, 4.00%,
10/1/25  500 513
Charles County, Consolidated Public Improvement, GO, 5.00%,
10/1/26  1,000 1,074
Frederick County, Series A, 5.00%, 7/1/23  1,815 1,824
Frederick County, Series A, 5.00%, 7/1/24  1,000 1,019
Frederick County, Series A, 5.00%, 7/1/25  860 888
Gaithersburg, Asbury Maryland Obligated Group, Series B, 5.00%,
1/1/27  2,030 2,052
Harford County, Series B, GO, 5.00%, 7/1/26  2,325 2,483
Harford County, Beechtree Estates Project, 4.00%, 7/1/23  200 201
Howard County, Series B, GO, 5.00%, 8/15/26  255 273
Howard County, Series C, GO, 5.00%, 2/15/25  720 747
Howard County, Series E, GO, 5.00%, 2/15/25  1,000 1,037
Howard County Housing Commission, Roger Carter Recreational
Center, 5.00%, 6/1/23  275 276
Howard County Housing Commission, Roger Carter Recreational
Center, 5.00%, 6/1/24  260 266
Howard County Housing Commission, Roger Carter Recreational
Center, 5.00%, 6/1/25  235 245
Howard County Housing Commission, Roger Carter Recreational
Center, 5.00%, 6/1/26  120 128
Howard County Housing Commission, Roger Carter Recreational
Center, 5.00%, 6/1/27  125 135
Howard County, Consolidated Public Improvement, Series A, GO,
5.00%, 2/15/24  670 682
Howard County, Consolidated Public Improvement, Series A, GO,
5.00%, 2/15/25  560 581
Howard County, Consolidated Public Improvement, Series B, GO,
5.00%, 2/15/25  1,000 1,037
Howard County, Special Obligation, Annapolis Junction Town
Center, 4.80%, 2/15/24  145 144
Maryland, GO, 5.00%, 6/1/26  2,440 2,502
Maryland, Series A, GO, 5.00%, 3/15/24  485 494
Maryland, Series A, GO, 5.00%, 8/1/24 (Prerefunded 8/1/23)  (2) 555 559
Maryland, Series A, GO, 5.00%, 8/1/25  705 738
Maryland, Series A, GO, 5.00%, 3/15/26  1,000 1,061
Maryland, Series A, GO, 5.00%, 8/1/26  1,235 1,321
Maryland, Series A, GO, 5.00%, 3/15/27  360 390
Maryland, Series B, GO, 5.00%, 8/1/24  1,580 1,622
Maryland, Series B, GO, 5.00%, 8/1/25  1,170 1,225
Maryland, Series B, GO, 5.00%, 8/1/26  250 268
Maryland, Series C, GO, 5.00%, 8/1/23  800 806
Maryland, Series C, GO, 5.00%, 8/1/24  1,595 1,637
Maryland CDA, Series B, 0.20%, 3/1/23  535 535
Maryland CDA, Series B, 0.25%, 9/1/23  580 571

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland CDA, Series C, 5.00%, 9/1/26  1,200 1,269
Maryland CDA, Series C, 5.00%, 9/1/27  1,100 1,182
Maryland CDA Local Gov't. Infrastructure, Series A-1, 3.30%,
6/1/29 (Prerefunded 6/1/23)  (2) 45 45
Maryland CDA Local Gov't. Infrastructure, Series A-1, 4.00%,
6/1/24  950 959
Maryland CDA Local Gov't. Infrastructure, Series A-2, 4.25%,
6/1/28 (Prerefunded 6/1/23)  (2) 95 95
Maryland DOT, 4.00%, 9/1/23  300 301
Maryland DOT, 4.00%, 11/1/25  620 630
Maryland DOT, 4.00%, 12/15/25  35 35
Maryland DOT, 4.00%, 11/1/27  195 199
Maryland DOT, 5.00%, 10/1/23  655 662
Maryland DOT, 5.00%, 5/1/24  1,355 1,382
Maryland DOT, 5.00%, 10/1/24  2,110 2,169
Maryland DOT, 5.00%, 5/1/25  330 344
Maryland DOT, 5.00%, 6/1/25  650 653
Maryland DOT, 5.00%, 10/1/25  2,000 2,101
Maryland DOT, 5.00%, 5/1/26  1,925 2,010
Maryland DOT, 5.00%, 10/1/26  920 987
Maryland DOT, 5.00%, 11/1/26  1,040 1,076
Maryland DOT, 5.00%, 10/1/27  1,505 1,617
Maryland DOT, COP, 5.00%, 6/15/24  (3) 750 765
Maryland DOT, Series 2022A, 5.00%, 12/1/26  1,000 1,076
Maryland DOT, Series A, 5.00%, 10/1/27  350 383
Maryland DOT, Series B, 5.00%, 8/1/26  (3) 1,235 1,281
Maryland Economic Dev., Bowie State Univ., 4.00%, 7/1/23  160 160
Maryland Economic Dev., Bowie State Univ., 4.00%, 7/1/24  205 206
Maryland Economic Dev., Bowie State Univ., 4.00%, 7/1/25  300 303
Maryland Economic Dev., Bowie State Univ., 4.00%, 7/1/26  350 354
Maryland Economic Dev., Bowie State Univ., 4.00%, 7/1/27  250 253
Maryland Economic Dev., Cargo Revenue, 4.00%, 7/1/24  (1)(3) 855 846
Maryland Economic Dev., Morgan State Univ., 5.00%, 7/1/26  750 777
Maryland Economic Dev., Morgan State Univ., 5.00%, 7/1/27  750 784
Maryland Economic Dev., Purple Line Light Rail Project, Series A,
5.00%, 11/12/28  (3) 780 795
Maryland Economic Dev., Salisbury Univ. Project, 5.00%, 6/1/27  1,525 1,525
Maryland Economic Dev., Towson Univ. Project, 4.00%, 7/1/23  675 675
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/25  180 183
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 4.00%, 7/1/24  (4) 25 25
Maryland Economic Dev., Univ. of Maryland College Park Project,
4.00%, 6/1/25  (4) 15 15
Maryland Economic Dev., Univ. of Maryland College Park Project,
4.00%, 6/1/26  (4) 1,000 1,022

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Economic Dev., Univ. of Maryland Project, 4.00%, 7/1/25  200 198
Maryland Economic Dev., Univ. of Maryland Project, 5.00%, 7/1/27  175 177
Maryland HHEFA, 5.00%, 7/1/24  75 76
Maryland HHEFA, 5.00%, 7/1/26 (Prerefunded 7/1/24)  (2) 80 82
Maryland HHEFA, 5.00%, 7/1/32 (Prerefunded 7/1/24)  (2) 1,070 1,094
Maryland HHEFA, Adventist Healthcare, 4.00%, 1/1/25  475 472
Maryland HHEFA, Adventist Healthcare, 4.00%, 1/1/27  640 639
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/25  470 477
Maryland HHEFA, Anne Arundel Health System, 4.00%, 7/1/23  1,475 1,477
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/23  905 908
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/24  185 188
Maryland HHEFA, Calvert Healthcare System, 4.50%, 7/1/28
(Prerefunded 7/1/23)  (2) 230 231
Maryland HHEFA, Calvert Healthcare System, 4.50%, 7/1/29
(Prerefunded 7/1/23)  (2) 135 135
Maryland HHEFA, Calvert Healthcare System, 5.00%, 7/1/38
(Prerefunded 7/1/23)  (2) 1,185 1,191
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/25  65 66
Maryland HHEFA, Edenwald Issue, Retirement Fac., 5.00%, 1/1/25  310 316
Maryland HHEFA, Johns Hopkins Health, Series A, 5.00%,
5/15/25  275 285
Maryland HHEFA, Johns Hopkins Health, Series C, 5.00%,
5/15/23  145 146
Maryland HHEFA, Lifebridge Health, 3.00%, 7/1/25  245 242
Maryland HHEFA, Lifebridge Health, 4.00%, 7/1/23  135 135
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/25  40 41
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/26  90 95
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/28 (Prerefunded
7/1/25)  (2) 380 397
Maryland HHEFA, Lifebridge Health, Series 2015, 5.00%, 7/1/23  90 90
Maryland HHEFA, Lifebridge Health, Series 2015, 5.00%, 7/1/24  165 168
Maryland HHEFA, Lifebridge Health, Series 2017, 5.00%, 7/1/23  280 281
Maryland HHEFA, Lifebridge Health, Series 2017, 5.00%, 7/1/24  70 71
Maryland HHEFA, Loyola Univ., Series A, 5.00%, 10/1/23  1,170 1,182
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/23  295 296
Maryland HHEFA, Maryland Institute College of Art, Series 2012,
5.00%, 6/1/23  530 530
Maryland HHEFA, MedStar Health, 5.00%, 8/15/24  385 392
Maryland HHEFA, MedStar Health, Series A, 4.00%, 8/15/24  295 296
Maryland HHEFA, MedStar Health, Series A, 5.00%, 8/15/23  2,190 2,204
Maryland HHEFA, MedStar Health, Series A, 5.00%, 8/15/24  170 171
Maryland HHEFA, MedStar Health, Series A, 5.00%, 8/15/27  1,000 1,005
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/23  750 753
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/25  1,500 1,535
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/27  1,400 1,432

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/28  100 102
Maryland HHEFA, Peninsula Regional Health System, 5.00%,
7/1/26  200 209
Maryland HHEFA, Peninsula Regional Medical Center, 5.00%,
7/1/23  60 60
Maryland HHEFA, Peninsula Regional Medical Center, 5.00%,
7/1/34 (Prerefunded 7/1/24)  (2) 1,000 1,023
Maryland HHEFA, Univ. of Maryland Medical System, 5.00%,
7/1/23  50 50
Maryland HHEFA, Univ. of Maryland Medical System, 5.00%,
7/1/28  500 522
Maryland HHEFA, Univ. of Maryland Medical System, Series B,
5.00%, 7/1/26  265 280
Maryland HHEFA, Univ. of Maryland Medical System, Series B-1,
VRDN, 5.00%, 7/1/45 (Tender 7/1/25)  5,650 5,791
Maryland HHEFA, Univ. of Maryland Medical System, Series B-2,
VRDN, 5.00%, 7/1/45 (Tender 7/1/27)  4,035 4,248
Maryland HHEFA, Univ. of Maryland Medical System, Series D,
VRDN, 2.50%, 7/1/41  700 700
Maryland HHEFA, Western Maryland Health, 5.00%, 7/1/24  (5) 175 179
Maryland HHEFA, Western Maryland Health, 5.25%, 7/1/26
(Prerefunded 7/1/24)  (2) 90 92
Maryland HHEFA, Western Maryland Health, 5.25%, 7/1/27
(Prerefunded 7/1/24)  (2) 3,340 3,429
Maryland HHEFA, Western Maryland Health, 5.25%, 7/1/34
(Prerefunded 7/1/24)  (2) 1,500 1,540
Maryland HHEFA, Western Maryland Health System, 5.25%,
7/1/25 (Prerefunded 7/1/24)  (2) 2,500 2,567
Maryland Ind. Dev. Fin. Auth., McDonogh School, 5.00%, 9/1/24  325 334
Maryland Stadium Auth., Baltimore City Public Schools, 5.00%,
5/1/23  180 181
Maryland Stadium Auth., Baltimore City Public Schools, 5.00%,
5/1/24  135 138
Maryland Stadium Auth., Baltimore City Public Schools, 5.00%,
5/1/28  100 106
Maryland Stadium Auth., Baltimore City Public Schools, 5.00%,
5/1/46 (Prerefunded 5/1/26)  (2) 1,000 1,063
Maryland Stadium Auth., Built to Learn Revenue, Series A, 5.00%,
6/1/26  2,025 2,145
Maryland Stadium Auth., Construction & Revitalization, 5.00%,
5/1/23  100 100
Maryland Stadium Auth., Football Stadium, Series A, 5.00%,
3/1/23  1,125 1,125
Maryland Stadium Auth., Football Stadium, Series A, 5.00%,
3/1/26  290 306
Maryland Transportation Auth., 5.00%, 7/1/23  435 438
Maryland Transportation Auth., Series A, 5.00%, 7/1/25  1,470 1,535

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Montgomery County, Series A, GO, 5.00%, 11/1/23  730 739
Montgomery County, Series A, GO, 5.00%, 12/1/23  115 117
Montgomery County, Series A, GO, 5.00%, 11/1/27 (Prerefunded
11/1/24)  (2) 1,335 1,377
Montgomery County, Series B, GO, 4.00%, 11/1/26  200 208
Montgomery County, Series B, GO, 5.00%, 11/1/24  2,350 2,423
Montgomery County, Series B, GO, 5.00%, 11/1/25  950 981
Montgomery County, Series C, GO, 5.00%, 10/1/25  250 263
Montgomery County, Series E, GO, VRDN, 2.40%, 11/1/37  1,800 1,800
Montgomery County, Consolidated Public Improvement, Series A,
GO, 5.00%, 8/1/27  3,165 3,460
Montgomery County, Consolidated Public Improvement, Series B,
GO, 5.00%, 11/1/23  1,000 1,012
Montgomery County, Public Improvement, Series A, GO, 3.00%,
11/1/25 (Prerefunded 11/1/23)  (2) 2,010 2,008
Prince George's County, Consolidated Public Improvement,
Series 2018A, GO, 5.00%, 7/15/27  365 399
Prince George's County, Consolidated Public Improvement,
Series A, GO, 5.00%, 7/15/25  325 340
Prince George's County, Consolidated Public Improvement,
Series A, GO, 5.00%, 7/15/27  500 546
Prince George's County, Consolidated Public Improvement,
Series B, GO, 5.00%, 7/15/26  435 465
Prince George's County, Consolidated Public Improvement,
Series C, GO, 5.00%, 8/1/23  1,075 1,083
Prince George's County, National Harbor Project, 5.00%, 7/1/24  1,000 1,025
Prince George's County, Regional Medical Center, COP, 5.00%,
10/1/26  250 267
Rockville, Ingleside at King Farm Project, Series A-2, 3.375%,
11/1/27  450 412
Univ. System of Maryland, Series A, 5.00%, 4/1/24  1,280 1,305
Univ. System of Maryland, Series A, 5.00%, 4/1/26  1,885 1,999
Univ. System of Maryland, Series B, 5.00%, 4/1/26  130 138
Univ. System of Maryland, Series D, 4.00%, 10/1/23  2,090 2,091
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/23  250 250
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/24  250 247
Washington Suburban Sanitary Commission, 5.00%, 6/1/24  1,960 2,005
Washington Suburban Sanitary Commission, 5.00%, 6/1/25  495 517
151,675
PUERTO RICO 2.8%
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/24  (1) 775 783
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  1,278 1,297

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

The accompanying notes are an integral part of these financial statements.
Par $ Value
(Amounts in 000s)
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  2,200 2,270
Puerto Rico Ind. Tourist Ed. Medical & Environmental Control
Facs. Financing Auth., Auxilio Mutuo Hospital, 5.00%, 7/1/23  50 50
4,400
Total Investments in Securities
99.1% of Net Assets
(Cost $160,883) $ 157,299
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$2,158 and represents 1.4% of net assets.
(2) Prerefunded date is used in determining portfolio maturity.
(3) Interest subject to alternative minimum tax.
(4) Insured by Assured Guaranty Municipal Corporation
(5) Escrowed to maturity
CDA Community Development Administration/Authority
COP Certificate of Participation
DOT Department of Transportation
GO General Obligation
HHEFA Health & Higher Educational Facility Authority
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund
February 28, 2023
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $160,883) $ 157,299
Interest receivable 1,715
Due from affiliates 12
Cash 10
Receivable for shares sold 3
Other assets 19
Total assets 159,058
Liabilities
Payable for investment securities purchased 95
Payable for shares redeemed 54
Investment management fees payable 47
Other liabilities 76
Total liabilities 272
NET ASSETS $ 158,786
Net Assets Consist of:
Total distributable earnings (loss) $ (5,524)
Paid-in capital applicable to 31,471,406 shares of $0.0001 par value capital stock outstanding; 2,000,000,000 shares of the
Corporation authorized 164,310
NET ASSETS $ 158,786
NET ASSET VALUE PER SHARE
Investor Class
($67,098,110 / 13,315,458 shares outstanding) $ 5.04
I Class
($91,688,249 / 18,155,948 shares outstanding) $ 5.05

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
2/28/23
Investment Income (Loss)
Interest income $ 2,506
Expenses
Investment management 625
Shareholder servicing
Investor Class $ 114
I Class 18 132
Prospectus and shareholder reports
Investor Class 9
I Class 3 12
Custody and accounting 188
Registration 49
Legal and audit 33
Miscellaneous 14
Waived / paid by Price Associates (282)
Total expenses 771
Net investment income 1,735
Realized and Unrealized Gain / Loss –
Net realized loss on securities (1,056)
Change in net unrealized gain / loss on securities (2,296)
Net realized and unrealized gain / loss (3,352)
DECREASE IN NET ASSETS FROM OPERATIONS
$ (1,617)

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
2/28/23 2/28/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 1,735 $ 1,087
Net realized loss (1,056) (9)
Change in net unrealized gain / loss (2,296) (2,553)
Decrease in net assets from operations (1,617) (1,475)
Distributions to shareholders
Net earnings
Investor Class (693) (736)
I Class (1,041) (351)
Decrease in net assets from distributions (1,734) (1,087)
Capital share transactions
*
Shares sold
Investor Class 34,532 23,742
I Class 25,064 61,105
Distributions reinvested
Investor Class 664 665
I Class 721 210
Shares redeemed
Investor Class (40,315) (71,633)
I Class (25,465) (9,054)
Increase (decrease) in net assets from capital share
transactions (4,799) 5,035

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
2/28/23 2/28/22
Net Assets
Increase (decrease) during period (8,150) 2,473
Beginning of period 166,936 164,463
End of period $ 158,786 $ 166,936
*Share information (000s)
Shares sold
Investor Class 6,811 4,556
I Class 4,924 11,802
Distributions reinvested
Investor Class 131 128
I Class 142 40
Shares redeemed
Investor Class (7,962) (13,854)
I Class (5,017) (1,738)
Increase (decrease) in shares outstanding (971) 934

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price State Tax-Free Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Maryland Short-Term Tax-
Free Bond Fund (the fund) is a nondiversified, open-end management investment company established by the corporation. The fund seeks to provide the highest level of income exempt from federal and Maryland state and local income taxes consistent with modest fluctuation in principal value. The fund has two classes of shares: the
Maryland Short-Term Tax-Free Bond Fund (Investor Class) and the Maryland Short-
Term Tax-Free Bond Fund–I Class (I Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Prior to
November 15, 2021, the initial investment minimum was $1 million and was generally waived for financial intermediaries, eligible retirement plans, and other certain accounts. As a result of the reduction in the I Class minimum, certain assets transferred from the Investor Class to the I Class. This transfer of shares from Investor Class to
I Class is reflected in the Statement of Changes in Net Assets within the Capital shares transactions as Shares redeemed and Shares sold, respectively. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

as income tax expense. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date.
Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance The FASB issued Accounting Standards Update (ASU),
ASU 2020–04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of
Reference Rate Reform on Financial Reporting in March 2020 and ASU 2021-01 in
January 2021 which provided further amendments and clarifications to Topic 848.
These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR), and other interbank-offered based reference rates, through December 31, 2022. In December 2022, FASB issued ASU 2022-
06 which defers the sunset date of Topic 848 from December 31, 2022, to December 31,
2024, after which entities will no longer be permitted to apply the relief in Topic 848.
Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   On February 28, 2023, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
LIBOR Transition  The fund may invest in instruments that are tied to reference rates, including LIBOR. Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offered rates
(IBOR). While publication for most LIBOR currencies and lesser-used USD LIBOR settings ceased immediately after December 31, 2021, remaining USD LIBOR settings will continue to be published until June 30, 2023. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. Any potential effects of the transition away from LIBOR on the fund, or on certain instruments in which the fund invests, cannot yet be determined. The transition process may result in, among other things, an increase in volatility or illiquidity of markets for instruments that currently rely on LIBOR, a reduction in the value of certain instruments held by the fund, or a reduction in the effectiveness of related fund transactions such as hedges.
Any such effects could have an adverse impact on the fund's performance.
Other  Purchases and sales of portfolio securities other than short-term securities aggregated $86,474,000 and $83,099,000, respectively, for the year ended
February 28, 2023.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets.
The tax character of distributions paid for the periods presented was as follows:
At February 28, 2023, the tax-basis cost of investments (including derivatives, if any)
and gross unrealized appreciation and depreciation were as follows:
At February 28, 2023, the tax-basis components of accumulated net earnings (loss) were as follows:
The loss carryforwards and deferrals primarily relate to capital loss carryforwards.
Capital loss carryforwards are available indefinitely to offset future realized capital gains.
NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee
($000s)
February 28,
2023
February 28,
2022
Tax-exempt income $ 1,734 $ 1,087
($000s)
Cost of investments $ 160,882
Unrealized appreciation $ 22
Unrealized depreciation (3,605)
Net unrealized appreciation (depreciation) $ (3,583)
($000s)
Undistributed tax-exempt income $ 41
Net unrealized appreciation (depreciation) (3,583)
Loss carryforwards and deferrals (1,982)
Total distributable earnings (loss) $ (5,524)

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

consists of an individual fund fee, equal to 0.10% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At February 28, 2023, the effective annual group fee rate was 0.29%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. During the limitation period, Price
Associates is required to waive its management fee or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio
(after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the year ended February 28, 2023 as indicated in the table below.
Including these amounts, expenses previously waived/paid by Price Associates in the amount of $678,000 remain subject to repayment by the fund at February 28, 2023. Any

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the year ended
February 28, 2023, expenses incurred pursuant to these service agreements were
$100,000 for Price Associates and $60,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended February 28,
2023, the aggregate value of purchases and sales cross trades with other funds or accounts advised by Price Associates was less than 1% of the fund’s net assets as of
February 28, 2023.
NOTE 6 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Investor Class I Class
Expense limitation/I Class Limit 0.53% 0.05%
Expense limitation date 06/30/24 06/30/24
(Waived)/repaid during the period ($000s) $(144) $(138)

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price State Tax-Free Funds, Inc. and
Shareholders of T. Rowe Price Maryland Short-Term Tax-Free Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Maryland Short-Term Tax-Free Bond Fund
(one of the funds constituting T. Rowe Price State Tax-Free Funds, Inc., referred to hereafter as the "Fund") as of February 28, 2023, the related statement of operations for the year ended February 28, 2023, the statement of changes in net assets for each of the two years in the period ended February 28, 2023, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2023
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2023 and the financial highlights for each of the five years in the period ended February 28,
2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of February 28, 2023 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
Baltimore, Maryland
April 19, 2023
We have served as the auditor of one or more investment companies in the T. Rowe
Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 2/28/23
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $1,617,000 which qualified as exempt-
interest dividends.
INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE MARYLAND SHORT-TERM TAX-FREE BOND FUND

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be “interested” directors as defined in Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price Associates,
Inc. (T. Rowe Price), and its affiliates. The business address of each director and officer is 100 East
Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Teresa Bryce Bazemore
(1959)
2018
[205]
President and Chief Executive Officer, Federal Home Loan Bank of
San Francisco (2021 to present); Chief Executive Officer, Bazemore
Consulting LLC (2018 to 2021); Director, Chimera Investment
Corporation (2017 to 2021); Director, First Industrial Realty Trust (2020 to
present); Director, Federal Home Loan Bank of Pittsburgh (2017 to 2019)
Bruce W. Duncan
(1951)
2013
[205]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020 to
2021); Chair of the Board (2016 to 2020) and President (2009 to 2016),
First Industrial Realty Trust, owner and operator of industrial properties;
Member, Investment Company Institute Board of Governors (2017
to 2019); Member, Independent Directors Council Governing Board
(2017 to 2019); Senior Advisor, KKR (2018 to 2022); Director, Boston
Properties (2016 to present); Director, Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr.
(1952)
2013
[205]
Chair of the Board, all funds (July 2018 to present)

T. ROWE PRICE MARYLAND SHORT-TERM TAX-FREE BOND FUND

INTERESTED  DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Paul F. McBride
(1956)
2013
[205]
Advisory Board Member, Vizzia Technologies (2015 to present); Board
Member, Dunbar Armored (2012 to 2018)
Kellye L. Walker
(1966)
2021
[205]
Executive Vice President and Chief Legal Officer, Eastman Chemical
Company (April 2020 to present); Executive Vice President and Chief
Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March
2020); Director, Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
David Oestreicher
(1967)
2018
[205]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price
Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc.,
and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price
Investment Management, Inc. (Price Investment Management); Vice
President and Secretary, T. Rowe Price International (Price International);
Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe
Price Japan (Price Japan), and T. Rowe Price Singapore (Price
Singapore); General Counsel, Vice President, and Secretary, T. Rowe
Price Group, Inc.; Chair of the Board, Chief Executive Officer, President,
and Secretary, T. Rowe Price Trust Company; Principal Executive Officer
and Executive Vice President, all funds
Eric L. Veiel, CFA
(1972)
2022
[205]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe
Price Group, Inc., and T. Rowe Price Trust Company; Vice President,
Global Funds
(a)
All information about the interested directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
INDEPENDENT DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE MARYLAND SHORT-TERM TAX-FREE BOND FUND

OFFICERS
Name (Year of Birth)
Position Held with State Tax-Free Funds  Principal Occupation(s)
Austin Applegate (1974)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Colin T. Bando, CFA (1987)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Armando (Dino) Capasso (1974)
Chief Compliance Officer
Chief Compliance Officer and Vice President,
T. Rowe Price and Price Investment Management;
Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments
LLC and AST Investment Services, Inc. (ASTIS)
(to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to
2022); Vice President and Deputy Chief Compliance
Officer, PGIM Investments LLC and ASTIS (to 2019);
Senior Vice President and Senior Counsel of Pacific
Investment Management Company LLC (to 2017)
Daniel Chihorek (1984)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.; formerly, Vice President, Municipal
Research Analyst, GW&K Investment Management
(to 2018)
Davis Collins, CFA (1989)
Vice President
Vice President, T. Rowe Price
Maria H. Condez (1962)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President, and
Treasurer
Vice President, Price Investment Management,
T. Rowe Price, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Sarah J. Engle (1979)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Gary J. Greb (1961)
Vice President
Vice President, Price Investment Management,
T. Rowe Price, Price International, and T. Rowe Price
Trust Company
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price; formerly, Tax Director,
Invesco Ltd. (to 2021); Vice President, Oppenheimer
Funds, Inc. (to 2019)
Charles B. Hill, CFA (1961)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Thomas Dylan Jones, CFA (1971)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.

T. ROWE PRICE MARYLAND SHORT-TERM TAX-FREE BOND FUND

Name (Year of Birth)
Position Held with State Tax-Free Funds  Principal Occupation(s)
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Matthew T. Larkin (1983)
Vice President
Assistant Vice President, T. Rowe Price
John Leard, CFA (1985)
Vice President
Employee, T. Rowe Price
James T. Lynch, CFA (1983)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Konstantine B. Mallas (1963)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
James M. Murphy, CFA (1967)
President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Investment Services, Inc., and
T. Rowe Price Services, Inc.
Rachel Protzman (1988)
Vice President
Assistant Vice President, T. Rowe Price
Shannon H. Rauser (1987)
Assistant Secretary
Assistant Vice President, T. Rowe Price
Richard Sennett, CPA (1970)
Assistant Treasurer
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Chen Shao (1980)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Douglas D. Spratley, CFA (1969)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Timothy G. Taylor, CFA (1975)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Mitch Unger (1986)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.; formerly, Senior Research Analyst,
NUVEEN, TIAA Investments (to 2018)
Blerina Uruci (1984)
Vice President
Vice President, T. Rowe Price; formerly, Senior U.S.
Economist, Barclays Capital (to 2022)
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE MARYLAND SHORT-TERM TAX-FREE BOND FUND

Name (Year of Birth)
Position Held with State Tax-Free Funds  Principal Occupation(s)
Megan Warren (1968)
Vice President
OFAC Sanctions Compliance Officer and Vice
President, Price Investment Management; Vice
President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Retirement Plan Services, Inc.,
T. Rowe Price Services, Inc., and T. Rowe Price Trust
Company
Kyeonta Williams (1992)
Vice President
Assistant Vice President, T. Rowe Price; formerly,
Institutional Salesman, Wells Fargo Securities (to
2021); Sales Assistant, Wells Fargo Securities (to
2018)
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F90-050 4/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Ms. Teresa Bryce Bazemore qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Bazemore is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2023	2022
Audit Fees	$30,755	$30,187
Audit-Related Fees	-	-
Tax Fees	-	3,448
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,454,000 and $3,749,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price State Tax-Free Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	April 19, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	April 19, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	April 19, 2023